INVESTMENT IN AN AFFILIATED COMPANY (Condensed Financial Information From FAvS Consolidated Balance Sheets and Statements of Operations) (Details) (First Aviation Services, Inc. [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
First Aviation Services, Inc. [Member]
Condensed financial information, balance sheets:
Current assets	$ 10,596	$ 10,179
Long-term assets	8,927	8,954
Total assets	19,523	19,133
Current liabilities	5,964	6,522
Long-term liabilities	4,624	4,471
Total liabilities	10,588	10,993
Condensed financial information, statements of operations:
Net sales	24,442	23,445	21,579
Gross profit	7,342	6,182	9,202
Income (loss) from continuing operations	827	(341)	(1,476)
Net loss	727	3,158	(12,979)
Loss attributable to common stockholders	$ 336	$ 2,821	$ (13,271)